Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Statement of Financial Position [Abstract]
Allowances for accounts receivable	$ 21,948	$ 22,623	$ 24,989
Allowances for vendor receivables	$ 2,156	$ 1,566	$ 2,802
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	220,609,000	166,667,000	169,420,846
Common stock, shares outstanding	220,609,000	166,667,000	169,420,846